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                                                                    EXHIBIT 99.2

                                    EXHIBIT C

                  FORM OF MONTHLY REPORT TO CERTIFICATEHOLDERS

               FIRST NATIONAL MASTER NOTE TRUST VFN SERIES 2007-2
                           MONTH ENDING: JUNE 30, 2008

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2007-2 Indenture Supplement, dated as of November 29, 2007, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Transfer and Servicing Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Supplement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c)  The undersigned is a Servicing Officer.

(d)  With respect to this Certificate:

     The Monthly Period is:                 June 30, 2008
     The Determination Date is:              July 9, 2008
     The Record Date is:                    June 30, 2008
     The Transfer Date is:                  July 12, 2008
     The Distribution Date is:              July 15, 2008
     The Controlled Accumulation Date is:   April 1, 2009
     The Interest Period begins:            June 16, 2008
     The Interest Period ends:              July 14, 2008
     Number of days in Interest Period:                29

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-2 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.   INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

     1.  Number of Accounts at Beginning of Monthly Period            2,401,835
         Number of Accounts at End of Monthly Period                  2,596,523
         Average Account Balance at End of Monthly Period                959.78

     2.  Principal Receivables

         (a) Beginning of the Monthly Period                  $2,323,995,270.11
         (b) End of the Monthly Period                        $2,468,035,557.91
         (c) Average Principal Receivables                    $2,473,105,724.03

     3.  Increase in Principal Receivables from Account
         Additions                                                  170,636,023
         Increase in Finance Charge Receivables from
         Account Additions                                            1,403,861
         Increase in Total Receivables from Account
         Additions                                                  172,039,884

     4.  Decrease in Principal Receivables from Removed
         Accounts                                                            --
         Decrease in Finance Charge Receivables from
         Removed Accounts                                                    --
         Decrease in Total Receivables from Removed
         Accounts                                                            --

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
     5.  Delinquent Balances

                   Delinquency            Aggregate Account     Percentage of
                     Category                  Balance        Total Receivables
         ------------------------------   -----------------   -----------------
         (a) 30 to 59 days                   $17,995,110.51                0.72%
         (b) 60 to 89 days                   $14,629,623.11                0.59%
         (c) 90 to 119 days                  $12,389,993.54                0.50%
         (d) 120 to 149 days                 $11,186,350.91                0.45%
         (e) 150 or more days                $ 9,732,611.28                0.39%
             Total:                          $65,933,689.35                2.65%

     6.  Aggregate amount of Collections

         (a) Total Collections                                $  366,861,175.50
         (b) Total Collections of Principal Receivables       $  339,813,091.54
         (c) Total Collections of Finance Charge
             Receivables                                      $   27,048,083.96
         (d) Aggregate Allocation Percentages for
             Outstanding Series                                           94.30%
         (e) Aggregate Allocation Percentage of Principal
             Collections                                                  94.30%
         (f) Aggregate Allocation Percentage of Finance
             Charge Collections                                           94.30%

     7.  Aggregate amount of Principal Receivables in
         Accounts which became
         Defaulted Accounts during the Monthly Period         $   11,613,384.60

     8.  Servicer Interchange                                 $      531,250.00

     9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

         (a) Interchange                                      $    5,530,742.56
         (b) Recoveries                                       $    1,947,589.48
         (c) Finance Charges and Fees                         $   27,048,083.96
         (d) Discount Receivables                             $              --
                                                              -----------------
             Total                                            $   34,526,416.00


     10. Aggregate Uncovered Dilution Amount for the
         Monthly Period                                       $              --

     11. End of Monthly Period Trust Receivables              $2,492,080,624.06

B.   OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

     1. Outstanding principal balance of all securities secured by pool assets (sum of all Series)

         (a) At end of prior Distribution Date                $2,175,000,000.00
         (b) Increase due to new securities issued            $              --
         (c) Decrease due to principal payments               $              --
         (d) Increases in variable securities                 $  125,000,000.00
         (e) Decreases in variable securities                 $              --
         (f) At end of Distribution Date                      $2,300,000,000.00

C.   INFORMATION REGARDING THE SERIES 2007-2 NOTES

     1.  Collateral Amount at the close of business on the
         prior Distribution Date                              $  425,000,000.00

         (a) Reductions due to Investor Charge-Offs
             (including Uncovered Dilution Amounts)
             made on the related Distribution Date            $              --
         (b) Reimbursements to be made on the related
             Distribution Date from Available Finance
             Charge Collections                               $              --
         (c) Collateral Amount at the close of business on
             the Distribution Date                            $  425,000,000.00

     2. Note Principal Balance at the close of business on the prior Distribution Date

         (a) Class A Note Principal Balance                   $  349,550,000.00
         (b) Class B Note Principal Balance                   $   34,000,000.00
         (c) Class C Note Principal Balance                   $   41,450,000.00
                                                              -----------------
                Total Note Principal Balance                  $  425,000,000.00

     3.  Series Allocation Percentages for the Monthly Period

         (a) Principal Collections                                        18.29%
         (b) Finance Charge Collections                                   18.29%
         (c) Default Amounts                                              18.29%

     4.  Investor Principal Collections processed during
         the Monthly Period and allocated to the Series       $   62,151,814.44

     5.  Excess Principal Collections available from other
         Group I Series allocated to the Series               $              --

     6.  Aggregate amounts treated as Available Principal
         Collections pursuant to subsections 4.04(a)(v) and
         (vi) of the related Indenture Supplement             $    2,124,088.04

     7.  Reallocated Principal Collections (up to the
         Monthly Principal Reallocation Amount) applied
         pursuant to Section 4.06 of the related Indenture
         Supplement                                           $              --

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
     8.  AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)            $   64,275,902.48

     9.  Principal Accumulation Investment Earnings           $              --

     10. Investor Finance Charge Collections (including
         Interchange and Recoveries) processed during
         the Monthly Period                                   $    6,314,881.49

     11. Excess Finance Charge Collections from Group I
         allocated to the Series                              $              --

     12. Reserve Account withdrawals pursuant to
         Section 4.10(b) or (d)                               $              --

     13. Excess amounts from Spread Account to be treated
         as Available Finance Charge Collections pursuant
         to Section 4.11(g)                                   $    2,141,180.08

     14. AVAILABLE FINANCE CHARGE COLLECTIONS
         (9+10+11+12+13)                                      $    8,456,061.57

     15. Available Finance Charge Collections were allocated in the following priority:

         (a) Class A Noteholders,
             Class A Monthly Interest                         $      907,045.84
             Class A Interest Shortfall                       $              --
             Class A Default Amount                           $              --
             Class A Default Amount previously due but
             not distributed                                  $              --
             Total                                            $      907,045.84

         (b) Class B Noteholders,
             Class B Monthly Interest                         $      101,920.90
             Class B Interest Shortfall                       $              --
             Class B Default Amount                           $              --
             Class B Default Amount previously due but
             not distributed                                  $              --
             Total                                            $      101,920.90

         (c) to Servicer, the Noteholder Servicing Fee
             (after adjustment for Servicer Interchange
             shortfall, if any)                               $      708,333.33

         (d) Class C Noteholders,
             Class C Monthly Interest                         $      165,991.42
             Class C Interest Shortfall                       $              --
             Class C Default Amount                           $              --
             Class C Default Amount previously due but
             not distributed                                  $              --
             Total                                            $      165,991.42

         (e) Investor Default Amount and Uncovered Dilution
             Amount were included in Available Principal
             Collections                                      $    2,124,088.04

         (f) Investor Charge-Offs and Reallocated Principal
             Collections not previously reimbursed were
             included in Available Principal Collections      $              --

         (g) to Reserve Account, excess of Required Reserve
             Account Amount over the Available Reserve
             Account Amount                                   $              --

         (h) amount required to be deposited or paid under
             the Class B Note Purchase agreement              $              --

         (i) to Spread Account, excess of Required Spread
             Account Amount over the Available Spread
             Account Amount                                   $              --

         (j) amount required to be deposited or paid under
             the Class C Note Purchase agreement              $              --

         (k) balance constitutes Excess Finance Charge
             Collections                                      $    4,448,682.04

     16. Available Principal Charge Collections were allocated in the following priority:

         (a) during Revolving Period, treated as Excess
             Principal Collections                            $   64,275,902.48

         (b) with respect to Accumulation Period,
             (i)   Monthly Principal deposited to Principal
                   Accumulation Account                       $              --

             (ii)  balance treated as Excess Principal
                   Collections                                $              --

         (c) with respect to Rapid Amortization Period,
             (i)   Monthly Principal to Class A Noteholders
                   up to Class A Note Principal Balance       $              --
             (ii)  Monthly Principal to Class B Noteholders
                   up to Class B Note Principal Balance       $              --
             (iii) Monthly Principal to Class C Noteholders
                   up to Class C Note Principal Balance       $              --
             (iv)  balance treated as Excess Principal
                   Collections                                $              --

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
     17. Excess funds were allocated in the following order of priority:

         (a) Excess Finance Charge Collections,
             (i)   to other Excess Allocation Series in
                   Group One, for finance charge shortfalls   $              --
             (ii)  to the Successor Servicer, for any
                   unpaid excess servicing fees
                      For this Series                         $              --
                      For other Series                        $              --
             (iii) the balance to Holder of the Transferor
                   Interest                                   $    4,448,682.04

         (b) Excess Principal Collections,
              (i)  to other Excess Allocation Series in
                   Group One, for principal shortfalls        $              --
              (ii) to be applied as principal for variable
                   funding Certificates or Notes in
                   Group One                                  $              --
             (iii) the balance to Holder of the Transferor
                   Interest                                   $   64,275,902.48

     18. The aggregate amount of all Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

         (a) Default Amount                                   $   11,613,384.60
         (b) Allocation Percentage (B.3.(c) above)                        18.29%
                                                              -----------------
         (c) Total Investor Default Amount (axb)              $    2,124,088.04

     19. Uncovered Dilution Amount allocated to the Series for the Monthly Period

         (a) Dilutions not covered by Transferor              $              --
         (b) Allocation Percentage (B.3.(c) above)
             Supplement)                                                  18.29%
                                                              -----------------
         (c) Total Uncovered Dilution Amount (axb)            $              --

     20. Investor Charge-Offs (including any Uncovered
         Dilution Amount not covered by the Transferor)
         for the Monthly Period                               $              --

     21. Ratings of the Class A Notes
         Moody's                                                            Aaa
         S&P                                                                AAA

     22. Ratings of the Class B Notes
         Moody's                                                             A2
         S&P                                                                  A

     23. Ratings of the Class C Notes
         Moody's                                                           Baa2
         S&P                                                                BBB

     24. Note Interest Rate for the Monthly Period

         (a) Class A Note Interest Rate                                 3.16577%
         (b) Class B Note Interest Rate                                 3.65716%
         (c) Class C Note Interest Rate                                 4.88563%

     25. Ending Note Principal Balance on the Distribution
         Date, after taking into account distributions on the Notes:

         (a) Class A Note Principal Balance                   $  349,550,000.00
         (b) Class B Note Principal Balance                   $   34,000,000.00
         (c) Class C Note Principal Balance                   $   41,450,000.00
                                                              -----------------
            Total Note Principal Balance                      $  425,000,000.00

D.   QUARTERLY NET YIELD

                                             6/30/2008        5/31/2008        4/30/2008
                                          Monthly Period   Monthly Period   Monthly Period
                                          --------------   --------------   --------------
     Yield                                    18.13%           15.75%           16.61%
     Less Investor Default Amt (18c)           6.10%            5.74%            5.07%
     Less Uncovered Dilution Amt (19c)         0.00%            0.00%            0.00%
                                              -----            -----            -----
         (a) Portfolio Yield                  12.03%           10.01%           11.54%
     Monthly Interest                          3.37%            3.65%            4.44%
     Plus Noteholder Servicing Fee             2.00%            2.00%            2.00%
                                              -----            -----            -----
         (b) Base Rate                         5.37%            5.65%            6.44%
                                              -----            -----            -----
         (a)-(b) = Net Yield Percentage        6.66%            4.36%            6.32%

         Quarterly Net Yield for the
         Distribution Date                     5.78%

E.   INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

     1.  Opening Principal Accumulation Account Balance on
         the Distribution Date for the Monthly Period         $            0.00

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
     2.  Controlled Deposit Amount to be deposited to the
         Principal Accumulation Account on the Distribution
         Date for the Monthly Period                          $            0.00

         (a) Controlled Accumulation Amount                   $            0.00
         (b) Accumulation Shortfall                           $            0.00
         (c) Controlled Deposit Amount (a+b)                  $            0.00

     3.  Amounts withdrawn from the Principal Accumulation
         Account for distribution to Noteholders on the
         related Distribution Date
         (a) Distribution in reduction of the Class A Notes   $            0.00
         (b) Distribution in reduction of the Class B Notes   $            0.00
         (c) Distribution in reduction of the Class C Notes   $            0.00

     4.  Principal Accumulation Account ending balance
         after deposit or withdrawal on the
         Distribution Date                                    $            0.00

F.   INFORMATION REGARDING THE SPREAD ACCOUNT

     1.  Opening Available Spread Account Amount on the
         Distribution Date                                    $    8,500,000.00

     2.  Aggregate amount required to be withdrawn pursuant
         to Section 4.11(c) for distribution to Class C
         Noteholders pursuant to Section 4.04 (a)(iv)         $              --

     3.  Aggregate amount required to be withdrawn pursuant
         to Section 4.11(d) or 4.11(e) for distribution in
         reduction of the Class C Note Principal Balance      $              --

     4.  Spread Account Percentage for the Distribution
         Date                                                              1.50%

     5.  Closing Required Spread Account Amount for the
         Distribution Date                                    $    6,375,000.00

     6.  Amount on deposit in Spread Account after required
         withdrawals on the Distribution Date (1-(2+3))       $    6,375,000.00

     7.  Spread Account Deficiency, if any (5 MINUS 6)        $              --

     8.  Amounts deposited pursuant to
         Section 4.04(a)(viii) or 4.10(e)                     $              --

     9.  Remaining Spread Account Deficiency, if
         any (7 minus 8)                                      $              --

     10. Spread Account Surplus, if any (6 minus 5),
         included in Available Finance Charge Collections     $              --

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
G.   INFORMATION REGARDING THE RESERVE ACCOUNT

     1.  Reserve Account Funding Date                           August 15, 2008

     2.  Opening Available Reserve Account Amount on the
         Distribution Date for the Monthly Period             $              --

     3. Aggregate amount required to be withdrawn pursuant to Section 4.10(d) for inclusion in Available
         Finance Charge Collections:

         (a)  Covered Amount                                  $              --
     0   (b)  Principal Accumulation Investment Earnings      $              --
         (c)  Reserve Draw Amount (a MINUS b)                 $              --

     4.  Required Reserve Account Amount                      $              --

     5.  Reserve Account Surplus (4-(2-3))                    $              --

H.   INFORMATION REGARDING ACCUMULATION PERIOD

     1.  Accumulation Period Length (months)                  $              --

     2.  Controlled Accumulation Amount (as recalculated,
         if Accumulation Period Length is shortened
         pursuant to Section 4.13)                            $              --

     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 9th day of July, 2008.

                                        FIRST NATIONAL BANK OF OMAHA,
                                        Servicer


                                        By:
                                            ------------------------------------
                                        Name: Karlyn M. Knieriem
                                        Title: Vice President